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                            [K&L | GATES LETTERHEAD]

                                                    Diane E. Ambler
                                                    202.778.9886
                                                    Fax:  202.778.9100
                                                    diane.ambler@klgates.com

April 21, 2010

EDGAR FILING

United States Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

         Re: MetLife Insurance Company of Connecticut
             Form S-1 Registration Statement
             Post-Effective Amendment No. 6 under the Securities Act of 1933 File No. 333-147912
             ---------------------------------------------------------------

Dear Sir or Madam:

         On behalf of MetLife Insurance Company of Connecticut ("MICC"), transmitted herewith for filing with the Securities and Exchange Commission ("Commission"), pursuant to the requirements of Section 10(a) of the Securities Act of 1933, as amended (the "1933 Act"), and Rule 101(a) of Regulation S-T, is a conformed electronic format copy of Post-Effective Amendment No. 5 (the "Amendment") to the above-referenced Registration Statement on Form S-1 under the 1933 Act with respect to the MetLife Retirement Account deferred variable annuity contracts issued by MICC which have a market value adjustment feature. The Amendment contains, pursuant to Rule 429 under the 1933 Act, a combined prospectus and will act, upon effectiveness, as a post-effective amendment to the registration statement under Commission File No. 333-69793. The Amendment is marked to show the differences between it and Post-Effective Amendment No. 5 to the above-referenced Registration Statement filed on April 8, 2010 ("Prior Amendment").

         The purpose of the Amendment is to respond to SEC staff comments provided orally on April 13th and 15th, 2010.

         MICC requests, pursuant to Section 8(c) of the 1933 Act, that the Commission declare the Amendment effective May 3, 2010, or as soon thereafter as practicable.

         We are providing the Commission staff a courtesy copy of the Amendment, marked to show the differences between it and the Prior Amendment.
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         This transmission contains conformed signature pages, the manually signed originals of which are maintained at MICC's offices.

         Please contact the undersigned at 202-778-9886, Andras P. Teleki at 202-778-9477, or Brian M. Johnson at 202-778-9296 with any questions or comments.

                                    Sincerely,



                                    /s/ Diane E. Ambler
                                    -------------------
                                    Diane E. Ambler


cc: Alison White, U.S. Securities and Exchange Commission